SCHEDULE OF DISAGGREGATION REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606	$ 23,217,642	$ 21,188,606	$ 15,474,918
Electric Vehicles and Accessories Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606	23,217,642	21,132,121	14,298,967
Software Royalties [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606		344	236,005
Software Development and Design Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606		56,141	939,946
Software Royalities and Development and Design Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606		$ 56,485	$ 1,175,951